ENTITY WIDE DISCLOSURES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 11 - ENTITY WIDE DISCLOSURE:

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues:

By geographic areas:

	Three months ended
	March 31,
	2016	2015
	($ in thousands)

Germany	$160	$131
Italy	155	28
Spain	63	45
Belarus	20	78
Other	165	195
	$563	$477

By product:

	Three months ended
	March 31,
	2016	2015
	($ in thousands)

CGuard	$320	$60
MGuard*	243	417
	$563	$477

*The three months ended March 31, 2015 include revenue from sales of both MGuard Prime and MGuard.

The following is a summary of revenues by principal customers:

	Three months ended
	March 31,
	2016	2015

Customer A	22%	0%
Customer B	17%	2%
Customer C	11%	9%
Customer D	6%	21%
Customer E	4%	16%

All tangible long-lived assets are located in Israel.

NOTE 13 — ENTITY WIDE DISCLOSURES

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues:

	Year ended December 31,
	2015	2014
	($ in thousands)
Germany	$519	$286
Italy	415	96
Brazil	238	95
Belarus	226	285
Middle East	94	792
Other	818	1,264
	$2,310	$2,818

By product:

	Year ended December 31,
	2015	2014
	($ in thousands)
MGuard*	1,607	2,797
CGuard	703	21
	$2,310	$2,818

____________

*      Includes revenue from sales of both MGuard Prime and MGuard.

By principal customers:

	Year ended December 31,
	2015	2014
Customer A	11%	7%
Customer B	10%	10%
Customer C		21%

All tangible long lived assets are located in Israel.